Schedule of contract assets/liabilities (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Contract Assetsliabilities
Contract assets, gross	$ 3,225,629	$ 4,210,736	$ 3,422,121
Less: loss allowance	(13,879)	(18,117)	(3,303)
Contract assets	3,211,750	4,192,619	3,418,818
Contract liabilities	$ 117,292	$ 153,113	$ 581,767